UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23727

ARES PRIVATE MARKETS FUND

(Exact name of registrant as specified in charter)

245 Park Avenue, 44th Floor

New York, NY 10167

(Address of principal executive offices) (zip code)

Ian Fitzgerald

c/o Ares Capital Management II LLC

245 Park Avenue, 44th Floor

New York, NY 10167

(Name and address of agent for service)

With a copy to:

Nicole M. Runyan, Esq.

Kirkland & Ellis LLP

601 Lexington Avenue

New York, NY 10022

Registrant’s telephone number, including area code: (212) 750-7300

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record.

During the period from July 1, 2022 through June 30, 2023, no companies in which the Registrant held voting securities solicited the Registrant's vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ARES PRIVATE MARKETS FUND

By:	/s/ Barry Miller
Barry Miller
Chief Executive Officer and President

Date: August 23, 2023